Taxation - Tax Charge Reconciled to Profit Before Taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit before taxation	£ 1,031	£ 346	£ 1,160
Tax at the corporation tax rate of 25.0%	258	81	220
Tax effect of (earnings)/losses from associates	(9)	(15)	17
Irrecoverable withholding taxes	29	35	26
Tax effect of items that are not deductible in determining taxable profits	101	39	68
Tax effect of non-deductible goodwill impairment	65	16	7
Effect of different tax rates in subsidiaries operating in other jurisdictions	18	42	94
Origination and reversal of unrecognised temporary differences	(10)	9	(1)
Tax losses not recognised or utilised in the year	21	44	10
Utilisation of tax losses not previously recognised	(6)	(15)	(5)
Net release of prior year provisions in relation to acquired businesses	0	(4)	(3)
Other prior year adjustments	(70)	(83)	(48)
Impact of OECD Pillar Two income taxes	5	0	0
Tax charge	£ 402	£ 149	£ 385
Effective tax rate on profit before tax	39.00%	43.10%	33.10%